Summary of Organization And significant Accounting Policies - Schedule Of Carrying Value And Fair Value of Financial Instruments (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 28, 2015	Dec. 27, 2014
Debt Instrument Fair Value Carrying Value [Abstract]
Current portion of debt	$ 5.3	$ 5.3